Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Premium Receivable, Allowance for Credit Loss
The following table summarizes changes in our allowance for credit loss exposure on our premiums receivable:

(millions)	2023	2022
Balance at January 1	$343.3	$280.4
Increase in allowance[1]	540.3	471.1
Write-offs[2]	(514.5)	(408.2)
Balance at December 31	$369.1	$343.3
[1] Represents the incremental increase in other underwriting expenses.
[2] Represents the portion of allowance that is reversed when premiums receivables are written off. Premiums receivable balances are written off once we have exhausted our collection efforts.

Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2023	$1,599.7
2022	2,032.5
2021	2,139.5

Property and Equipment
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2023	2022	Useful Lives
Land	$102.6	$123.1	NA
Buildings, improvements, and integrated components	732.9	844.1	7-40 years
Capitalized software	467.5	475.4	3-10 years
Software licenses (internal use)	486.4	427.6	1-6 years
Computer equipment	353.3	318.1	3 years
All other property and equipment	393.2	396.8	3-10 years
Total cost	2,535.9	2,585.1
Accumulated depreciation	(1,655.1)	(1,551.1)
Balance at end of year	$880.8	$1,034.0
NA = Not applicable; land is not a depreciable asset.

Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for equity-based compensation for the years ended December 31, was:

(millions)	2023	2022	2021
Pretax expense	$121.3	$122.7	$100.7
Tax benefit[1]	17.0	16.0	14.1
[1] Differs from statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.

Non cash activity
For the years ended December 31, non-cash activity included the following:

(millions)	2023	2022	2021
Common share dividends[1]	$497.9	$58.5	$58.5
Preferred share dividends[1]	0	13.4	13.4
Operating lease liabilities[2]	114.3	36.2	86.7
[1] Declared but unpaid. See Note 14 – Dividends for further discussion.
[2] See Note 13 – Leases for further discussion.

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2023	2022	2021
Income taxes	$820.8	$719.0	$842.4
Interest	264.9	228.9	224.0
Operating lease liabilities	77.2	82.5	88.6

Unrecorded Unconditional Purchase Obligations Disclosure	Aggregate payments on these obligations for the years ended December 31, were as follows:

(millions)	Payments
2024	$780.0
2025	139.5
2026	68.6
2027	26.5
2028	7.8
Thereafter	2.4
Total	$1,024.8